     SUPPLEMENT NO. 1
dated May 27, 2005
to the Statement of Additional Information dated May 1, 2005 for the TIAA-CREF Mutual Funds

On May 10, 2005, Elizabeth A. Monrad, Executive Vice President and Chief Financial Officer of the TIAA-CREF Mutual Funds requested, and was granted, an unpaid leave of absence from TIAA, the TIAA-CREF Mutual Funds and certain other TIAA-CREF companies (“TIAA-CREF”). Ms. Monrad has advised TIAA-CREF that she received a “Wells” notice from the enforcement staff of the Securities and Exchange Commission in connection with activities related to her prior employment at General Re Corporation.

Russell Noles has been appointed Vice President and Acting Chief Financial Officer of the TIAA-CREF Mutual Funds and will be assuming the responsibilities of Chief Financial Officer in Ms. Monrad’s absence.

The Statement of Additional Information for the TIAA-CREF Mutual Funds is supplemented by:

1. Inserting the following under “Officers” in the “Management” section:

Name, Address and	Position(s) held	Term of Office	Principal Occupation (s) during past 5 years
Age	with Funds	and Length of
Time Served

Russell Noles	Vice President and	Indefinite term.	Vice President and Acting Chief Financial Officer of
TIAA-CREF	Acting Chief	Acting Chief	TIAA and the TIAA-CREF Funds since 2005. Director
730 Third Avenue	Financial Officer*	Financial Officer	of Advisors, TPIS, Tuition Financing. Manager of
New York, New York		since 2005.	Investment Management and Services since 2005.
10017-3206			Formerly Vice President, Internal Audit of TIAA, the
TIAA-CREF Funds, Advisors and Investment
Age: 46			Management, 2004-2005; Vice President of Internal
Audit of the St. Paul Travelers Companies, 2001-2004,
Quest Communications, 2000-2001, and of US WEST,
Inc., 1998-2000.

* - Elizabeth A. Monrad is currently on unpaid leave of absence from her duties as Executive Vice President and Chief Financial Officer.

2. Deleting reference to Elizabeth A. Monrad and related information in the table under “Officers” in the Management” section.

3. Correcting the years of affiliation of George W. Madison with Comerica Incorporated to read 1997-2003.

05/05